Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Industrials Portfolio	Apr. 29, 2024
VIP Industrials Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	23.21%
Past 5 years	13.16%
Past 10 years	8.57%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1511
Average Annual Return:
Past 1 year	22.47%
Past 5 years	14.70%
Past 10 years	10.13%